Related party transactions - Key management personnel (Details) - General Partner - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transactions
Amount paid for services received from related party	€ 16,046	€ 14,367
Balances
Accounts receivable	4,799		€ 816
Accounts payable	€ 719		€ 27,289